Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Share of Profit of Equity Accounted Investees by Reportable Segment (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ 30	$ 54	$ 49
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	30	54	49
Mexico [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	39	28	30
United States [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	17	18	15
EMEAA [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	8	8	6
Corporate and other [member] | Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Share of profit of equity accounted investees	$ (34)	$ 0	$ (2)